Leases (Details) - Schedule of components of lease costs - CNY (¥) ¥ in Thousands		12 Months Ended
		Aug. 31, 2022	Aug. 31, 2021
Schedule Of Components Of Lease Costs Abstract
Operating lease cost for fixed payments	[1]	¥ 187,653	¥ 232,886
Short - term lease costs		8,414	5,509
Variable lease costs	[1]	2,324	2,814
Total lease costs		¥ 198,391	¥ 241,209

[1]	the relevant items have been restated for the adjustments disclosed in Note 2(d).